Consolidated Statements of Comprehensive Income (Parenthetical)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Financing income	¥ 3,535,275,780	$ 514,184,536	¥ 3,642,183,767	¥ 1,271,455,857
Cost of revenue	2,735,428,296	397,851,546	880,845,857	267,862,006
Sales and marketing	540,550,282	78,619,778	431,749,549	182,457,597
Key Management and their Immediate Families [Member]
Financing income	0	0	4,551	90,539
Related Party Transaction [Member]
Cost of revenue	147,610,831	21,469,105	221,009,227	47,336,686
Sales and marketing	¥ 32,542,281	$ 4,733,078	¥ 238,114,969	¥ 36,149,807